PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2023
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

11. PROPERTY AND EQUIPMENT

Computer
equipment
Net book value - December 31, 2020	$2,564
Depreciation	(780)
Movement in foreign exchange	19
Net book value - December 31, 2021	1,803
Depreciation	(527)
Movement in foreign exchange	(95)
Net book value - December 31, 2022	1,181
Depreciation	(354)
Net book value - December 31, 2023	827